LOANS PAYABLE	12 Months Ended
Nov. 30, 2018
Loan Payable [Abstract]
LOANS PAYABLE
14.	LOANS PAYABLE

A summary of loans payable balances and transactions is as follows:

	Related party	Third party	Credit Facility	Total
	$	$	$	$
Balance, November 30, 2016	248,210	114,471	2,500,000	2,862,681
Advance	291,368	2,000	-	293,368
Repayment - cash	-	(6,721)	(1,750,000)	(1,756,721)
Repayment - shares	(250,000)	(107,750)	-	(357,750)
Accretion	1,790	-	-	1,790

Balance, November 30, 2017	291,368	2,000	750,000	1,043,368
Advance	37,582	167,500	-	205,082
Repayment - cash	(50,500)	(27,500)	-	(78,000)
Repayment - shares	(106,247)	(130,000)	-	(236,247)

Balance, November 30, 2018	172,203	12,000	750,000	934,203

Related party loans
elated party loans consist of amounts advanced by directors or companies controlled by them. Several of the loans have been secured by assets of the Company with due dates ranging from demand loans to periods of one year and interest rates ranging from 0.0% to 9.0% per annum. As at November 30, 2018 the amount outstanding is due on demand and includes one loan totaling $172,203 which bears interest at 8% per annum. Interest of $42,911 (2017 -$26,654) remains outstanding and is included in accounts payable and accrued liabilities.

Third party loans
Third party loans included loans secured by assets of the Company with due dates ranging from demand loans to periods of one year and interest rates ranging from 0.0% to 9.0% per annum. As at November 30, 2018, the amount outstanding is due on demand and non-interest bearing. Interest of $1,945 (2017 - $1,945) remains outstanding and is included in accounts payable and accrued liabilities.

Credit facility
In fiscal 2016 a $2,500,000 Credit facility was secured by assets of the Company under a general security agreement with a due date of November 30, 2018 and an interest rate of 14.4% per annum. A fee of $60,000 was settled through the issuance of shares during the year ended November 30, 2017. The Company repaid $1,750,000 of principal and $147,945 of interest during the year ended November 30, 2017.

In June 2018, a new lender acquired the remaining $750,000 loan and under new terms, the loan was due on August 20, 2018. The new lender obtained a Limited Power of Attorney over the Company’s 49% interest in Waterproof. Interest of $181,282 (2017 - $73,282) remains outstanding and is included in accounts payable and accrued liabilities. The loan, together with the related interest, is in default as at November 30, 2018. Subsequent to the year-end, the lender registered a GSA over all the Company’s current and future assets.